Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Credit exposure	$ 620,852,459	$ 412,536,607
Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	215,450,425	212,412,471
Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	142,485,800	138,617,882
Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	127,543,852	61,506,254
Cash And Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Credit exposure	86,184,474
Reverse Repurchase Agreements
Disclosure of internal credit grades [line items]
Credit exposure	49,187,908
Reverse Repurchase Agreements | BCRA Repos [Member]
Disclosure of internal credit grades [line items]
Credit exposure	49,187,908
Low Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	140,435,130	149,850,521
Low Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	97,760,236	82,589,414
Low Risk [Member] | Cash And Cash Equivalents [Member] | BCRA Unrestricted Current Account
Disclosure of internal credit grades [line items]
Credit exposure	86,184,474
Medium Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	68,578,972	54,347,711
Medium Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	26,525,516	35,034,923
High Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,912,747	3,786,990
High Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,278,200	14,782,028
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,523,576	4,427,249
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,921,848	6,211,517
BCRA Liquidity Bills [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	89,890,131	39,585,142
Government securities [member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	37,392,811	21,825,609
Corporate bonds [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 260,910	$ 95,503